Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of inventories

	As of June 30, 2026
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$498,278	$(6,646)	$491,632
Work in progress	36,467	(195)	36,272
Finished goods	512,946	(26,605)	486,341
	$1,047,691	$(33,446)	$1,014,245

	As of December 31, 2025
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$522,432	$(6,747)	$515,685
Work in progress	19,491	(14)	19,477
Finished goods	521,722	(26,516)	495,206
	$1,063,645	$(33,277)	$1,030,368

Schedule of cost of inventories

The cost of inventories recognized for the period:

	Six months ended	Six months ended
	June 30, 2026	June 30, 2025
Cost of goods sold	$5,804,895	$7,745,274
Loss on (reversal of loss on) inventory valuation	712	(4,549)
	$5,805,607	$7,740,725